THOMPSON COBURN LLP

One US Bank Plaza
St. Louis, MO 63101
(314) 552-6295

September 7, 2009

EDGAR CORRESPONDENCE

Mary Cole, Esq.
Counsel

U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC 20549

     Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Mary:

     We are filing Post-Effective Amendment No. 132 to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its series, Mirzam Capital Appreciation Fund (the “Fund”).

     The purpose of this filing is to include the new Summary Prospectus for your review and comments. This is the first Summary Prospectus we have filed on behalf of the Trust, and we look forward to receiving your comments. Once we have received and responded to your comments, we will file a 485B filing to include the Fund’s updated performance information and financial highlights for the fiscal year ended July 31, 2009, as well as the consent of the Funds’ independent public accountants to the use of the audited financial information.

     The Fund’s target effective date is on or before Monday, November 30, 2009, which is the Monday after the Thanksgiving holiday.

     Please contact me at 314/552-6295 with any questions or comments. We look forward to hearing from you.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren